TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 18 – TRANSACTIONS AND BALANCES WITH RELATED PARTIES

 Transactions with related parties

Expenses:

	Year ended December 31,
	2022	2023	2024
	in USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	2,968	3,155	2,396
Compensation and benefits to directors, including benefit component of equity instrument grants	507	587	415

Regarding transactions and balances related to Gloria, see Note 16.

Key management compensation

Key management includes directors and executive officers. The compensation paid or payable to key management for services during each of the years indicated is presented below.

	Year ended December 31,
	2022	2023	2024
	in USD thousands
Salaries and other short-term employee benefits	2,298	2,425	2,018
Post-employment benefits	131	256	394
Other long-term benefits	35	31	29
Share-based compensation	1,011	1,030	370
	3,475	3,742	2,811